SHAREHOLDERS' EQUITY	12 Months Ended
Jun. 30, 2016
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY	6. SHAREHOLDERS' EQUITY Common Stock issuances There were no stock options or warrants exercised during the years ended June 30, 2016 or 2015.